Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration (Details)	12 Months Ended
	Dec. 31, 2020 shares payment installment	Dec. 31, 2019 shares
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payment	5
Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based variable remuneration
Variable Remuneration or bonus deferral period	5 years
Directors | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(138,927)	(138,927)
Directors | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	277,851	416,778
Maximum number of shares to be delivered at end of period (in shares)	138,924	277,851
Directors | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(111,495)
Shares delivered (deferred payment variable remuneration) (in shares)	(119,650)	(156,815)
Directors | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	470,440	627,255
Maximum number of shares to be delivered at end of period (in shares)	239,295	470,440
Directors | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(150,941)	(150,941)
Directors | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	603,763	754,704
Maximum number of shares to be delivered at end of period (in shares)	452,822	603,763
Directors | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(757,189)
Directors | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	1,135,784	1,892,973
Shares delivered (deferred payment variable remuneration) (in shares)	(227,157)
Maximum number of shares to be delivered at end of period (in shares)	908,627	1,135,784
Directors | 2019 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)		1,752,588
Directors | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	1,752,588
Shares delivered (immediate payment variable remuneration) (in shares)	(701,035)
Maximum number of shares to be delivered at end of period (in shares)	1,051,553	1,752,588
Directors | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	834,593
Maximum number of shares to be delivered at end of period (in shares)	834,593
Directors | Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | installment	3
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(64,404)	(64,404)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	128,809	193,213
Maximum number of shares to be delivered at end of period (in shares)	64,405	128,809
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(51,265)
Shares delivered (deferred payment variable remuneration) (in shares)	(55,014)	(72,102)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	216,308	288,410
Maximum number of shares to be delivered at end of period (in shares)	110,029	216,308
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(68,925)	(68,925)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	275,700	344,625
Maximum number of shares to be delivered at end of period (in shares)	206,775	275,700
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(344,346)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	516,519	860,865
Shares delivered (deferred payment variable remuneration) (in shares)	(103,304)
Maximum number of shares to be delivered at end of period (in shares)	413,215	516,519
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2019 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)		887,193
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	887,193
Shares delivered (immediate payment variable remuneration) (in shares)	(354,877)
Maximum number of shares to be delivered at end of period (in shares)	532,316	887,193
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	310,615
Maximum number of shares to be delivered at end of period (in shares)	310,615
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(42,811)	(42,811)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	85,620	128,431
Maximum number of shares to be delivered at end of period (in shares)	42,809	85,620
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(34,602)
Shares delivered (deferred payment variable remuneration) (in shares)	(37,133)	(48,667)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	145,998	194,665
Maximum number of shares to be delivered at end of period (in shares)	74,263	145,998
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(46,094)	(46,094)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	184,377	230,471
Maximum number of shares to be delivered at end of period (in shares)	138,283	184,377
Directors | Mr. Jose Antonio Alvarez Alvarez | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(230,107)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	345,161	575,268
Shares delivered (deferred payment variable remuneration) (in shares)	(69,032)
Maximum number of shares to be delivered at end of period (in shares)	276,129	345,161
Directors | Mr. Jose Antonio Alvarez Alvarez | 2019 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)		592,915
Directors | Mr. Jose Antonio Alvarez Alvarez | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	592,915
Shares delivered (immediate payment variable remuneration) (in shares)	(237,166)
Maximum number of shares to be delivered at end of period (in shares)	355,749	592,915
Directors | Mr. Jose Antonio Alvarez Alvarez | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	168,715
Maximum number of shares to be delivered at end of period (in shares)	168,715
Directors | Mr. Rodrigo Echenique Gordillo | 2015 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(31,712)	(31,712)
Directors | Mr. Rodrigo Echenique Gordillo | 2015 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	63,422	95,134
Maximum number of shares to be delivered at end of period (in shares)	31,710	63,422
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration
Share-based variable remuneration
Instruments matured but not consolidated at beginning of period (in shares)		(25,628)
Shares delivered (deferred payment variable remuneration) (in shares)	(27,503)	(36,046)
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	108,134	144,180
Maximum number of shares to be delivered at end of period (in shares)	55,003	108,134
Directors | Mr. Rodrigo Echenique Gordillo | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(35,922)	(35,922)
Directors | Mr. Rodrigo Echenique Gordillo | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	143,686	179,608
Maximum number of shares to be delivered at end of period (in shares)	107,764	143,686
Directors | Mr. Rodrigo Echenique Gordillo | 2018 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(182,736)
Directors | Mr. Rodrigo Echenique Gordillo | 2018 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	274,104	456,840
Shares delivered (deferred payment variable remuneration) (in shares)	(54,821)
Maximum number of shares to be delivered at end of period (in shares)	219,283	274,104
Directors | Mr. Rodrigo Echenique Gordillo | 2019 variable remuneration
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)		272,480
Directors | Mr. Rodrigo Echenique Gordillo | 2019 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	272,480
Shares delivered (immediate payment variable remuneration) (in shares)	(108,992)
Maximum number of shares to be delivered at end of period (in shares)	163,488	272,480
Directors | Mr. Sergio Rial | Maximum | Banco Santander (Brasil) S.A.
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	269,148
Number of shares earned	51,483
Directors | Mr. Sergio Rial | 2020 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered (in shares)	355,263
Maximum number of shares to be delivered at end of period (in shares)	355,263
Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	35,372
Directors | Mr. Ignacio Benjumea Cabeza de Vaca | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	35,369